                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Tocqueville Asset Management L.P.
Address: 1675 Broadway
         New York, New York 10019


Form 13F File Number: 28-3063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth F. Bosco
Title:   Compliance Officer
Phone:   (212) 698-0845

Signature, Place, and Date of Signing:

         /s/ Elizabeth F. Bosco     New York, NY        11/14/00
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     164

Form 13F Information Table Value Total:     $489,430
                                              [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2000

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------
3Com Corp.             COM          885535104   324268.75       16900  SH        Sole                       16900
AAR Corp.              COM          000361105   1319887.5      115400  SH        Sole                       115400
ADC Telecommuni-
  cations Inc.         COM          000886101   243091.25        9040  SH        Sole                       9040
AT&T Corp.             COM          001957109  7856343.75      267450  SH        Sole                       267450
AVT Corp.              COM          002420107      556250      100000  SH        Sole                       100000
Aber Resources Ltd.    COM          002893105    604687.5       75000  SH        Sole                       75000
Active Voice           COM          004938106     1175000      100000  SH        Sole                       100000
Adobe Systems Inc.     COM          00724F101    13367025       86100  SH        Sole                       86100
Agnico Eagle
  Mines Ltd            COM          008474108      581250      100000  SH        Sole                       100000
Alcoa Inc.             COM          013817101  6324783.75      249868  SH        Sole                       249868
Alexander &
  Baldwin Inc.         COM          014482103     3783000      145500  SH        Sole                       145500
Allied Leisure
  Plc Fgn              COM          019990951       16010       10000  SH        Sole                       10000
Allstate Corp          COM          020002101    10470175      301300  SH        Sole                       301300
Alza Corp. (Cl A)      COM          022615108     1928950       22300  SH        Sole                       22300
American General
  Corp.                COM          026351106      367536        4712  SH        Sole                       4712
American Home
  Products             COM          026609107     5271625       93200  SH        Sole                       93200
American Int'l Group   COM          026874107   358828.13        3750  SH        Sole                       3750
Amgen Inc.             COM          031162100   649401.56        9300  SH        Sole                       9300
Anadarko Petroleum
  Corp.                COM          032511107  3613691.39    54373.93  SH        Sole                       54373.93
Analysts
  International Corp.  COM          032681108  3091790.63      428300  SH        Sole                       428300
AniSHter Int'l Inc.    COM          035290105     2766875       95000  SH        Sole                       95000
Apache Corp.           COM          037411105      295625        5000  SH        Sole                       5000
ApeSH Silver
  Mines Ltd.           COM          G04074103      617625       61000  SH        Sole                       61000
Autodesk Inc.          COM          052769106     5907300      232800  SH        Sole                       232800
Autozone Inc.          COM          053332102   673818.75       29700  SH        Sole                       29700
AvateSH Corp.          COM          05349F402    510562.5     1361500  SH        Sole                       1361500
ASHcelis Technologies,
  Inc.                 COM          054540109     1505750      126800  SH        Sole                       126800
BJ's Wholesale
  Club Inc             COM          05548J106   377763.75       11070  SH        Sole                       11070
BP Amoco PLC           COM          055622104      438151        8267  SH        Sole                       8267
Baker Hughes Inc.      COM          057224107     8561025      230600  SH        Sole                       230600


                                4




Baldor Electric Co     COM          057741100  4619021.86      227398  SH        Sole                       227398
Bank of New York       COM          064057102   612090.38       10918  SH        Sole                       10918
BankAmerica Corp.      COM          060505104  4614918.38       88113  SH        Sole                       88113
Battle Mountain
  Gold Co              COM          071593107      525000      300000  SH        Sole                       300000
Bear Stearns
  Companies Inc        COM          073902108      834372       13244  SH        Sole                       13244
Bindley Western
  Industry Inc.        COM          090324104     3062720       95710  SH        Sole                       95710
Bio Technology
  Genl Corp.           COM          090578105      228750       20000  SH        Sole                       20000
Boeing Company         COM          097023105    13437900      213300  SH        Sole                       213300
Burlington Industries
  Inc New              COM          121693105     1888125     1510500  SH        Sole                       1510500
Burlington Resources
  Inc.                 COM          122014103    920312.5       25000  SH        Sole                       25000
C R Bard Inc           COM          067383109     1690000       40000  SH        Sole                       40000
Cameco Corp.           COM          13321L108      583000       44000  SH        Sole                       44000
Circle Corp.           COM          172559106      189640       34480  SH        Sole                       34480
CitiGroup Inc.         COM          172967101   998318.06       18466  SH        Sole                       18466
Claires Stores, Inc.   COM          179584107     1515600       84200  SH        Sole                       84200
Clayton Homes, Inc.    COM          184190106     1680000      168000  SH        Sole                       168000
CloroSH Co.            COM          189054109  3896906.25       98500  SH        Sole                       98500
Comerica Inc.          COM          200340107  2542031.25       43500  SH        Sole                       43500
Compaq Computer Corp.  COM          204493100      689500       25000  SH        Sole                       25000
Computer Horizons
  Corp.                COM          205908106     1021875      150000  SH        Sole                       150000
Corn Products
  International, Inc.  COM          219023108     2957500      130000  SH        Sole                       130000
Corning Inc.           COM          219350105      267300         900  SH        Sole                       900
DeluSHe Corp.          COM          248019101  5238593.75      257900  SH        Sole                       257900
Dial Corp.             COM          25247D101      895125       77000  SH        Sole                       77000
Diebold, Inc.          COM          253651103  1856718.75       69900  SH        Sole                       69900
Dura Pharmaceuticals
  Inc.                 COM          26632S109   2104812.5       59500  SH        Sole                       59500
Eastman Kodak          COM          277461109 11530428.75      282090  SH        Sole                       282090
Elan Corp. PLC         COM          284131208     1571325       28700  SH        Sole                       28700
Engineered Supp
  Systems              COM          292866100   4155862.5      217300  SH        Sole                       217300
Ethan Allen
  Interiors, Inc.      COM          297602104  2240934.38       79150  SH        Sole                       79150
ESHSHon Mobil Corp.    COM          30231G102      273079        3064  SH        Sole                       3064
FPL Group Inc          COM          302571104   2968612.5       45150  SH        Sole                       45150
Fedders Corp           COM          313135105  3094664.13      798623  SH        Sole                       798623
Federal Signal Corp.   COM          313855108   4732237.5      238100  SH        Sole                       238100
Furniture Brand Intl.
  Inc.                 COM          360921100      738150       44400  SH        Sole                       44400
Gartner Group, Inc.    COM          366651107     1627500      140000  SH        Sole                       140000
General Electric Co.   COM          369604103  1773717.56       30747  SH        Sole                       30747
Genzyme Corp.          COM          372917104     1636500       24000  SH        Sole                       24000



                                5




Genzyme Surgical
  Products             COM          372917609       83760       11168  SH        Sole                       11168
Global Industries Ltd  COM          379336100     2462500      197000  SH        Sole                       197000
H & Q Healthcare
  Investors-SBI        COM          404052102  2193324.38       60610  SH        Sole                       60610
H & R Block Inc        COM          093671105 15251218.75      411500  SH        Sole                       411500
HCR Manor Care, Inc.   COM          564055101      156875       10000  SH        Sole                       10000
Healthsouth Corp       COM          421924101      731250       90000  SH        Sole                       90000
Homestake Mining       COM          437614100  3208468.75      618500  SH        Sole                       618500
Humana Inc             COM          444859102     2986350      277800  SH        Sole                       277800
IHOP Corp.             COM          449623107     2513025      131400  SH        Sole                       131400
IdeSHSH Laboratories
  Corp.                COM          45168D104     1070000       40000  SH        Sole                       40000
Illinois Tool Wks      COM          452308109   627196.88       11225  SH        Sole                       11225
Inco Ltd               COM          453258402  12853237.5      797100  SH        Sole                       797100
InformiSH Corp.        COM          456779407   3470362.5      841300  SH        Sole                       841300
Input/Output Inc       COM          457652105    11064900     1149600  SH        Sole                       1149600
Int'l Business
  Machines             COM          459200101     9680625       86050  SH        Sole                       86050
InterDent, Inc.        COM          4586R1094      315000       67200  SH        Sole                       67200
InterVoice-Brite Inc.  COM          461142101     1338750      127500  SH        Sole                       127500
Intl Multifoods Corp.  COM          460043102      955625       55000  SH        Sole                       55000
Ivanhoe Energy Inc     COM          465790103   7788962.5     1684100  SH        Sole                       1684100
IvaSH Corp.            COM          465823102      828000       18000  SH        Sole                       18000
J.M. Smucker Co.       COM          832696306      486250       20000  SH        Sole                       20000
Jennifer Convertibles
  Inc                  COM          476153101      231250      100000  SH        Sole                       100000
John Hancock Finl.
  Svs. Inc.            COM          41014S106      827750       30800  SH        Sole                       30800
Johnson & Johnson      COM          478160104   1137019.5       12104  SH        Sole                       12104
K Mart Corp.           COM          482584109     4191600      698600  SH        Sole                       698600
Kforce.com Inc.        COM          493732101      798000      228000  SH        Sole                       228000
Kinross Gold Corp.     COM          496902107       56250      100000  SH        Sole                       100000
Knightsbridge Tankers
  Ltd.                 COM          G5299G106      218750       10000  SH        Sole                       10000
Lafarge Corp.          COM          505862102     1857450       85400  SH        Sole                       85400
Lam Research Corp.     COM          512807108    213562.5       10200  SH        Sole                       10200
Litton Industries,
  Inc.                 COM          538021106 14295531.25      319900  SH        Sole                       319900
Longview Fibre Co.     COM          543213102     3246000      270500  SH        Sole                       270500
MatriSH Pharmaceut-
  ical, Inc.           COM          576844104      155625       10000  SH        Sole                       10000
Mattel Inc.            COM          577081102  6715856.25      600300  SH        Sole                       600300
Mcdonalds Corp.        COM          580135101   339579.19       11249  SH        Sole                       11249
Mckesson Corp. New     COM          58155Q103  8762268.75      286700  SH        Sole                       286700
Meridian Gold Inc.     COM          589975101      340625       50000  SH        Sole                       50000
Murphy Oil Corp.       COM          626717102  9832056.25      151700  SH        Sole                       151700
Nabors Industries Inc  COM          629568106     3065400       58500  SH        Sole                       58500
Newmont Mining Corp.   COM          651639106     4294132      252596  SH        Sole                       252596




                                6




News Communications,
  Inc.                 COM          652484809       21746       21746  SH        Sole                       21746
Northrop Grumman Corp. COM          666807102  11550212.5      127100  SH        Sole                       127100
Oceaneering Int'l      COM          675232102     2244375      135000  SH        Sole                       135000
Olin Corp              COM          680665205     8417500      520000  SH        Sole                       520000
Omnicare, Inc.         COM          681904108      886875       55000  SH        Sole                       55000
Osmonics Inc.          COM          688350107      644800       80600  SH        Sole                       80600
Owens & Minor Inc
  Holding Co.          COM          690732102     3685500      234000  SH        Sole                       234000
PE Corp. - PE
  Biosystems Group     COM          69332S102      233000        2000  SH        Sole                       2000
PSC Inc                COM          69361E107      184500       61500  SH        Sole                       61500
Palm Inc.              COM          696642107  1326772.56       25063  SH        Sole                       25063
Perrigo Co.            COM          714290103     1368750      200000  SH        Sole                       200000
Pfizer Inc.            COM          717081103    231158.5        5144  SH        Sole                       5144
Phelps Dodge           COM          717265102     9285200      222400  SH        Sole                       222400
Photoworks, Inc.       COM          71940B109      295875      105200  SH        Sole                       105200
Placer Dome Inc.       COM          725906101  2377683.75      251940  SH        Sole                       251940
Procter & Gamble       COM          742718109     8408500      125500  SH        Sole                       125500
Protein Design
  Laboratories Inc.    COM          74369L103      482000        4000  SH        Sole                       4000
Providian Financial
  Corp.                COM          74406A102      285750        2250  SH        Sole                       2250
Questar Corp.          COM          748356102     2870250      103200  SH        Sole                       103200
Quintiles Trans-
 national Corp.        COM          748767100     1351500       84800  SH        Sole                       84800
Raytheon Co. Class B   COM          755111408   2860812.5      100600  SH        Sole                       100600
Reader's Digest
  Association Inc Cl A COM          755267101  5632343.75      159500  SH        Sole                       159500
Renal Care Group,
  Inc.                 COM          759930100      558750       30000  SH        Sole                       30000
Ryan's Family Steak
  Houses               COM          783519101  1101618.75      143300  SH        Sole                       143300
SAGA Systems, Inc.     COM          786610105      903000       86000  SH        Sole                       86000
Sara Lee Corp.         COM          803111103  2325781.25      114500  SH        Sole                       114500
Schein Henry Inc.      COM          806407102     3190000      160000  SH        Sole                       160000
Schering-Plough Corp.  COM          806605101      274350        5900  SH        Sole                       5900
Schlumberger Ltd.      COM          806857108  1275843.75       15500  SH        Sole                       15500
Schulman,A Inc.        COM          808194104     4335100      394100  SH        Sole                       394100
Steelcase Inc.         COM          858155203     1423750       85000  SH        Sole                       85000
Stillwater Mining Co   COM          86074Q102     5931037      219100  SH        Sole                       219100
Storage Technology
  Corp.                COM          862111200     2978325      219600  SH        Sole                       219600
Systems & Computer
  Technology Corp      COM          871873105 13932331.25      793300  SH        Sole                       793300
TJSH Companies, Inc.   COM          872540109     2286000      101600  SH        Sole                       101600
Tellabs Inc.           COM          879664100   304979.25        6387  SH        Sole                       6387
Tenet Healthcare Corp  COM          88033G100   1138537.5       31300  SH        Sole                       31300





                                7




Teva Pharmaceutical
  Ind. Ltd spd ADR     COM          881624209      731875       10000  SH        Sole                       10000
TeSHaco Inc.           COM          881694103    15897000      302800  SH        Sole                       302800
TeSHas Instruments
  Inc.                 COM          882508104      566250       12000  SH        Sole                       12000
Thoratec Laboratories
  Corp. New            COM          885175307      321288       14604  SH        Sole                       14604
Tosco Corp.            COM          891490302     1434625       46000  SH        Sole                       46000
Transocean Sedco
  ForeSH Inc.          COM          G90078109     1617581       27592  SH        Sole                       27592
Ultrak Inc             COM          903898401   472418.75       75587  SH        Sole                       75587
Unisys Corp.           COM          909214108   1407937.5      125150  SH        Sole                       125150
United Healthcare
  Corp.                COM          910581107      997375       10100  SH        Sole                       10100
United Stationers,
  Inc.                 COM          913004107      806250       30000  SH        Sole                       30000
Unitrin, Inc.          COM          913275103  4160568.75      131300  SH        Sole                       131300
Varco International
  Inc.                 COM          922122106  7421518.97    356589.5  SH        Sole                       356589.5
Verizon Communications COM          92343V104   226929.69        4685  SH        Sole                       4685
Walt Disney Production COM          254687106      233325        6100  SH        Sole                       6100
Waste Management, Inc. COM          94106L109  3494771.44      200417  SH        Sole                       200417
Wellpoint Health
  Networks, Inc.       COM          94973H108     2294400       23900  SH        Sole                       23900
Westvaco Corp.         COM          961548104  12302937.5      461000  SH        Sole                       461000
Willammette
  Industries, Inc.     COM          969133107     1884400       67300  SH        Sole                       67300
SHeroSH                COM          984121103  7138118.75      473900  SH        Sole                       473900
























                                8
52276001.AC7